SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 24	$ (758)	$ 1,222
Foreign currency translation adjustments	(1,004)	782	(1,980)
Total accumulated other comprehensive income (loss)	$ (980)	$ 24	$ (758)